Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 0	$ 5,330
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(216)
Net amount	0	5,114
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	17,965	4,597
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(216)
Net amount	$ 17,965	$ 4,381